Right-of-Use Asset and Lease Liability (Tables)	6 Months Ended
Jun. 30, 2026
Right-of-Use Asset and Lease Liability [Abstract]
Schedule of Right-of-Use Asset

Right-of-use asset

Total
Cost:
Balance, December 31, 2025	$3,206,581
Disposal	(3,206,581)

Balance, June 30, 2026	$-

Depreciation:
Balance, December 31, 2025	$207,328
Depreciation charge for the year	261,347
Disposal	(470,542)
Foreign exchange	1,867

Balance, June 30, 2026	$-

Net book value:
As at June 30, 2026	$-

Cost:
Balance, December 31, 2024	$-
Additions	3,208,882
Foreign exchange	(2,301)

Balance, December 31, 2025	$3,206,581

Depreciation:
Balance, December 31, 2024	$-
Depreciation charge for the year	207,328

Balance, December 31, 2025	$207,328

Net book value:
As at December 31, 2025	$2,999,253

Schedule of Lease Liability

Lease liability

Lease liability as at December 31, 2024	$-
Additions	3,208,882
Interest expense	92,080
Lease payments	(198,774)
Lease liability as at December 31, 2025	$3,102,188
Interest expense	106,111
Lease payments	(326,047)
Disposal	(2,882,252)
Lease liability as at June 30, 2026	$-

Schedule of Total Lease Liability
	June 30, 2026	December 31, 2025
Current lease liability	$-	$553,973
Non-current lease liability	-	2,548,215
	$-	$3,102,188

Schedule of Future Undiscounted Minimum Lease Payments

Future undiscounted minimum lease payments for the lease agreements are as follows:

	June 30, 2026	December 31, 2025
Within one year	$-	$800,652
After one year but not more than five years	-	2,984,620
More than five years	-	-
	$-	$3,785,272